RELATED PARTY TRANSACTIONS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due to related parties	$ (104)	¥ (725)	¥ (734)	¥ (4,232)
Amounts due from related party	$ 174	1,213	1,105	¥ (1,523)
Shandong Shichuang Software Engineering Company Limited
RELATED PARTY TRANSACTIONS [Line Items]
Loan to (collection) from related party		(572)	(1,013)
Member of Management Team of Beijing QC Technology Company Limited
RELATED PARTY TRANSACTIONS [Line Items]
Service provided to related party		950	950
Beijing QC Technology Company Limited
RELATED PARTY TRANSACTIONS [Line Items]
Service (purchased from) related party			(461)
URSUS Information Technology (Beijing) Company Limited
RELATED PARTY TRANSACTIONS [Line Items]
Service (purchased from) related party		¥ (873)	(428)
Non-executive member of board
RELATED PARTY TRANSACTIONS [Line Items]
Compensation to related party			¥ 279